Contract liabilities - Revenue expected to be recognized in the future (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 8,880	$ 26,456
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 8,870
Revenue, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 10
Revenue, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 0
Revenue, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 0
Revenue, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to the performance obligation	$ 0
Revenue, period	1 year